Expendable Parts and Supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 32.4	$ 31.9	$ 28.1
Impairment of non financial assets	$ 11.6	$ 9.6